DoubleLine Multi-Asset Growth Fund (Consolidated)

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 0.4%
1,000,000	Brookside Mill Ltd., Series 2013-1A-SUB	0.00	% (a)(b)(c)(d)	01/17/2028	76,100

Total Collateralized Loan Obligations (Cost $317,244)					76,100

Non-Agency Residential Collateralized Mortgage Obligations - 21.3%
103,257	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	4.87	% (a)	03/25/2036	56,675
500,000	AMSR Trust, Series 2021-SFR3-G	3.80	% (b)	10/17/2038	427,108
252,490	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.50	% (e)	10/25/2036	73,546
21,517	BCAP LLC Trust, Series 2007-AA2-2A5	6.00%		04/25/2037	10,614
136,310	Chase Mortgage Finance Trust, Series 2006-S2-1A13	6.25%		10/25/2036	59,851
95,494	ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1-2F4	4.18	% (e)	08/25/2037	81,512
97,035	CHL Mortgage Pass-Through Trust, Series 2007-10-A5	6.00%		07/25/2037	48,053
5,591	CHL Mortgage Pass-Through Trust, Series 2007-4-1A5	6.50%		05/25/2037	2,853
85,023	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A11	6.00%		06/25/2037	73,473
351,114	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	164,277
150,965	Countrywide Alternative Loan Trust, Series 2005-48T1-A2	5.50%		11/25/2035	91,023
151,107	Countrywide Alternative Loan Trust, Series 2005-J8-1A5	5.50%		07/25/2035	114,753
247,878	Countrywide Alternative Loan Trust, Series 2006-32CB-A10	6.00%		11/25/2036	155,375
48,298	Countrywide Alternative Loan Trust, Series 2006-32CB-A16	5.50%		11/25/2036	28,639
617,036	Countrywide Alternative Loan Trust, Series 2006-J1-2A1	7.00%		02/25/2036	77,634
8,871	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	6.21	% (f)	08/25/2037	8,106
6,749	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	7.80	% (f)	09/25/2037	5,705
48,700	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	39,514
19,740	CSMC Mortgage-Backed Trust, Series 2006-9-4A1	6.00%		11/25/2036	12,127
36,091	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	4.85	% (b)(f)	04/15/2036	32,557
146,040	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	4.85	% (b)(f)	04/15/2036	124,669
1,000,000	GSAA Home Equity Trust, Series 2006-15-AF3B	5.93	% (a)	09/25/2036	61,837
34,972	GSR Mortgage Loan Trust, Series 2006-2F-2A20 (-1 x 1 Month LIBOR USD + 11.10%, 5.00% Floor, 11.10% Cap)	5.93	% (f)	02/25/2036	27,792
91,050	Homeward Opportunities Fund Trust, Series 2020-BPL1-A2	5.44	% (b)(e)	08/25/2025	88,610
11,704	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	8,162
238,939	JP Morgan Alternative Loan Trust, Series 2006-S1-1A3	5.50%		03/25/2036	124,180
71,401	JP Morgan Mortgage Acquisition Trust, Series 2006-CH2-AF3	5.46	% (e)	09/25/2029	44,676
66,840	Lehman Mortgage Trust, Series 2005-1-3A3A	5.61	% (e)	07/25/2035	59,454
28,812	Lehman Mortgage Trust, Series 2006-4-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	0.25	% (f)(g)	08/25/2036	1,708
1,801	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	1,466
569,583	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	175,284
239,060	Lehman Mortgage Trust, Series 2007-5-11A1	4.54	% (a)	06/25/2037	148,967
101,867	MASTR Resecuritization Trust, Series 2008-4-A1	6.00	% (a)(b)	06/27/2036	78,324
187,718	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	113,153
500,000	NMLT Trust, Series 2021-INV2-B2	4.07	% (a)(b)	08/25/2056	308,634
400,000	Progress Residential Trust, Series 2021-SFR3-G	4.25	% (b)	05/17/2026	352,237
477,269	PRPM LLC, Series 2022-5-A1	6.90	% (b)(e)	09/27/2027	470,273
61,689	RAMP Trust, Series 2004-RS2-MII1 (1 Month LIBOR USD + 0.58%, 0.87% Floor, 14.00% Cap)	6.02%		02/25/2034	60,681
1,212	Residential Accredit Loans, Inc., Series 2006-QS13-1A8	6.00%		09/25/2036	916
13,172	Residential Accredit Loans, Inc., Series 2006-QS7-A4 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.00% Cap)	5.55%		06/25/2036	9,507
39,515	Residential Accredit Loans, Inc., Series 2006-QS7-A5 (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	0.45	% (f)(g)	06/25/2036	1,862
26,003	Residential Accredit Loans, Inc., Series 2006-QS8-A4 (1 Month LIBOR USD + 0.45%, 0.45% Floor)	5.60%		08/25/2036	18,877
78,010	Residential Accredit Loans, Inc., Series 2006-QS8-A5 (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	0.40	% (f)(g)	08/25/2036	5,486
125,774	Residential Asset Securitization Trust, Series 2005-A11-1A4	5.50%		10/25/2035	88,166
11,597	Residential Asset Securitization Trust, Series 2005-A12-A12	5.50%		11/25/2035	6,976
302,256	Residential Asset Securitization Trust, Series 2007-A1-A8	6.00%		03/25/2037	103,687
189,322	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-8-A6	4.16	% (e)	10/25/2036	70,757

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $6,409,350)					4,119,736

US Government and Agency Mortgage Backed Obligations - 8.6%
21,134	Federal Home Loan Mortgage Corporation REMICS, Series 3261-SA (-1 x 1 Month LIBOR USD + 6.43%, 6.43% Cap)	1.24	% (f)(g)	01/15/2037	1,509
42,629	Federal Home Loan Mortgage Corporation REMICS, Series 3355-BI (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	0.86	% (f)(g)	08/15/2037	2,700
10,836	Federal Home Loan Mortgage Corporation REMICS, Series 3384-S (-1 x 1 Month LIBOR USD + 6.39%, 6.39% Cap)	1.20	% (f)(g)	11/15/2037	522
44,435	Federal Home Loan Mortgage Corporation REMICS, Series 3384-SG (-1 x 1 Month LIBOR USD + 6.31%, 6.31% Cap)	1.12	% (f)(g)	08/15/2036	3,265
5,338	Federal Home Loan Mortgage Corporation REMICS, Series 3417-SX (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	0.99	% (f)(g)	02/15/2038	304
18,028	Federal Home Loan Mortgage Corporation REMICS, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	0.46	% (f)(g)	03/15/2038	845
127,085	Federal Home Loan Mortgage Corporation REMICS, Series 3423-TG (-1 x 1 Month LIBOR USD + 6.00%, 0.35% Cap)	0.35	% (f)(g)	03/15/2038	514
15,117	Federal Home Loan Mortgage Corporation REMICS, Series 3500-SA (-1 x 1 Month LIBOR USD + 5.52%, 5.52% Cap)	0.33	% (f)(g)	01/15/2039	573
80,213	Federal Home Loan Mortgage Corporation REMICS, Series 3523-SM (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.81	% (f)(g)	04/15/2039	4,521
3,329	Federal Home Loan Mortgage Corporation REMICS, Series 3562-WS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	0.00	% (f)(g)	08/15/2039	121
35,006	Federal Home Loan Mortgage Corporation REMICS, Series 3728-SV (-1 x 1 Month LIBOR USD + 4.45%, 4.45% Cap)	0.00	% (f)(g)	09/15/2040	977
54,931	Federal Home Loan Mortgage Corporation REMICS, Series 3758-S (-1 x 1 Month LIBOR USD + 6.03%, 6.03% Cap)	0.84	% (f)(g)	11/15/2040	3,796
38,675	Federal Home Loan Mortgage Corporation REMICS, Series 3779-DZ	4.50%		12/15/2040	37,890
78,851	Federal Home Loan Mortgage Corporation REMICS, Series 3815-ST (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	0.66	% (f)(g)	02/15/2041	5,679
24,362	Federal Home Loan Mortgage Corporation REMICS, Series 3900-SB (-1 x 1 Month LIBOR USD + 5.97%, 5.97% Cap)	0.78	% (f)(g)	07/15/2041	1,562
32,700	Federal National Mortgage Association REMICS, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	1.43	% (f)(g)	10/25/2036	2,867
16,457	Federal National Mortgage Association REMICS, Series 2006-123-LI (-1 x 1 Month LIBOR USD + 6.32%, 6.32% Cap)	1.17	% (f)(g)	01/25/2037	1,408
132,068	Federal National Mortgage Association REMICS, Series 2007-39-AI (-1 x 1 Month LIBOR USD + 6.12%, 6.12% Cap)	0.97	% (f)(g)	05/25/2037	8,305
52,544	Federal National Mortgage Association REMICS, Series 2007-57-SX (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	1.47	% (f)(g)	10/25/2036	4,074
3,339	Federal National Mortgage Association REMICS, Series 2009-49-S (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	1.60	% (f)(g)	07/25/2039	260
62,190	Federal National Mortgage Association REMICS, Series 2009-86-CI (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	0.65	% (f)(g)	09/25/2036	2,449
15,446	Federal National Mortgage Association REMICS, Series 2009-90-IA (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	0.60	% (f)(g)	03/25/2037	682
13,724	Federal National Mortgage Association REMICS, Series 2009-90-IB (-1 x 1 Month LIBOR USD + 5.72%, 5.72% Cap)	0.57	% (f)(g)	04/25/2037	536
83,531	Federal National Mortgage Association REMICS, Series 2010-39-SL (-1 x 1 Month LIBOR USD + 5.67%, 5.67% Cap)	0.52	% (f)(g)	05/25/2040	4,154
238,204	Federal National Mortgage Association REMICS, Series 2012-30-DZ	4.00%		04/25/2042	223,669
1,352,727	Federal National Mortgage Association REMICS, Series 2013-53-ZC	3.00	% (h)	06/25/2043	1,198,877
8,990	Government National Mortgage Association, Series 2009-6-SM (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	0.80	% (f)(g)	02/20/2038	4
96,534	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	94,932
63,426	Government National Mortgage Association, Series 2011-7-LS (-2 x 1 Month LIBOR USD + 9.88%, 9.88% Cap)	0.00	% (f)	12/20/2040	57,740

Total US Government and Agency Mortgage Backed Obligations (Cost $1,862,849)					1,664,735

Affiliated Mutual Funds - 20.1%
124,955	DoubleLine Core Fixed Income Fund (Class R6)				1,157,083
188,730	DoubleLine Flexible Income Fund (Class R6)				1,583,440
131,152	DoubleLine Total Return Bond Fund (Class R6)				1,155,451

Total Affiliated Mutual Funds (Cost $4,168,318)					3,895,974

Exchange Traded Funds - 13.7%
13,200	iShares ESG MSCI USA Leaders ETF				1,021,944
13,500	iShares MSCI Canada Index ETF				472,365
8,900	Janus Henderson B-BBB CLO ETF				408,606
9,000	KranceShares CSI China Internet ETF (i)				242,370
13,473	KraneShares Global Carbon ETF				510,896

Total Exchange Traded Funds (Cost $2,587,430)					2,656,181

Real Estate Investment Trusts - 1.9%
33,000	MFA Financial, Inc.				370,920

Total Real Estate Investment Trusts (Cost $565,646)					370,920

Short Term Investments - 28.6%
395,880	First American Government Obligations Fund - Class U	5.03	% (j)(k)		395,880
395,880	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.03	% (j)(k)		395,880
395,880	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.03	% (j)(k)		395,880
200,000	United States Treasury Bills	0.00	% (k)	07/06/2023	199,918
1,080,000	United States Treasury Bills	0.00%		08/15/2023	1,073,369
100,000	United States Treasury Bills	0.00	% (k)	08/24/2023	99,253
2,200,000	United States Treasury Bills	0.00	% (k)	9/19/2023	2,175,421
200,000	United States Treasury Bills	0.00	% (k)(l)	10/05/2023	197,301
100,000	United States Treasury Bills	0.00	% (k)	10/17/2023	98,467
500,000	United States Treasury Bills	0.00	% (k)	11/30/2023	489,180

Total Short Term Investments (Cost $5,519,742)					5,520,549

Total Investments - 94.6% (Cost $21,430,579)					18,304,195
Other Assets in Excess of Liabilities - 5.4%					1,035,064

NET ASSETS - 100.0%					$19,339,259

(a)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(c)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(d)	Value determined using significant unobservable inputs.

(e)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(f)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(g)	Interest only security

(h)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(i)	Non-income producing security

(j)	Seven-day yield as of period end

(k)	All or a portion of this security is owned by DoubleLine Cayman Multi-Asset Growth Fund I Ltd., which is a wholly-owned subsidiary of the DoubleLine Multi-Asset Growth Fund.

(l)	All or a portion of this security has been pledged as collateral.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	28.6%
Non-Agency Residential Collateralized Mortgage Obligations	21.3%
Affiliated Mutual Funds	20.1%
Exchange Traded Funds	13.7%
US Government and Agency Mortgage Backed Obligations	8.6%
Real Estate Investment Trusts	1.9%
Collateralized Loan Obligations	0.4%
Other Assets and Liabilities	5.4%

100.0%

FUTURES CONTRACTS

Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
E-Mini S&P 500 Index Future	Long	6	09/15/2023	$1,346,475	$9,284
10-Year US Treasury Ultra Note Future	Long	3	09/20/2023	355,313	(4,296)
MSCI EAFE Index Futures	Long	29	09/15/2023	3,125,475	(12,105)
5-Year US Treasury Note Future	Long	15	09/29/2023	1,606,406	(32,961)

					$(40,078)

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

SWAP AGREEMENTS

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector II ER USD Index (i)	Barclays Capital, Inc.	Long	0.40%	Termination	10/31/2023	$4,500,000	$832,962	$—	$832,962
Long Commodity Basket Swap(ii)(v)	Morgan Stanley	Long	0.19%	Termination	07/06/2023	1,050,000	21,812	—	21,812
Short Commodity Basket Swap(iii)(v)	Morgan Stanley	Short	(0.22)%	Termination	07/06/2023	(1,050,000)	7,639	—	7,639

							$862,413	$—	$862,413

(i)

Shiller Barclays CAPE® US Sector II ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of June 30, 2023, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.

(ii)	Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the Morgan Stanley index. At June 30, 2023, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(iv)	Value of Index	Weightings
Morgan Stanley Natural Gas Roll	MSCYNG0	1.61	$102	16.9%
Morgan Stanley Zinc Roll	MSCYLX0	0.18	100	16.7%
Morgan Stanley Gasoil Roll	MSCYQS0	0.15	100	16.6%
Morgan Stanley Copper Roll	MSCYLP0	0.16	100	16.6%
Morgan Stanley Heating Oil Roll	MSCYHO0	0.13	100	16.6%
Morgan Stanley RBOB Roll	MSCYXB0	0.11	100	16.6%

			$602	100.0%

(iii)	Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the Morgan Stanley index. At June 30, 2023, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(iv)	Value of Index	Weightings
Morgan Stanley Sugar Roll	MSCYSB0	0.26	$150	17.3%
Morgan Stanley Silver Roll	MSCYSI0	0.25	146	17.0%
Morgan Stanley Gold Roll	MSCYGC0	0.22	146	16.9%
Morgan Stanley Kansas Wheat Roll	MSCYKW0	0.56	145	16.8%
Morgan Stanley Wheat Roll	MSCYWH0	0.54	141	16.4%
Morgan Stanley Corn Roll	MSCYCN0	0.32	135	15.6%

			$863	100.0%

(iv)

Contract value represents the number of units of the underlying constituent’s index in one unit of the custom basket index at creation. The contract value is calculated by multiplying each constituent’s weight by the starting price of the custom basket index and dividing by the starting price of the constituent’s index. The contract value will differ depending on the date the swap is initiated.

(v)	All or a portion of this security is owned by DoubleLine Cayman Multi-Asset Growth Fund I Ltd., which is a wholly-owned subsidiary of the DoubleLine Multi-Asset Growth Fund.

AFFILIATED MUTUAL FUNDS

A summary of the DoubleLine Multi-Asset Growth Fund’s investments in affiliated mutual funds for the period ended June 30, 2023 is as follows:

Fund	Value at March 31, 2023	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended June 30, 2023	Change in Unrealized for the Period Ended June 30, 2023	Value at June 30, 2023	Shares Held at June 30, 2023	Dividend Income Earned for the Period Ended June 30, 2023
DoubleLine Flexible Income Fund (Class R6)	$1,590,990	$—	$—	$—	$(7,550)	$1,583,440	188,730	$23,482
DoubleLine Core Fixed Income Fund (Class R6)	1,175,826	—	—	—	(18,743)	1,157,083	124,955	13,262
DoubleLine Total Return Bond Fund (Class R6)	1,177,747	—	—	—	(22,296)	1,155,451	131,152	11,928

	$3,944,563	$—	$—	$—	$(48,589)	$3,895,974	444,837	$48,672

Notes to Schedule of Investments

June 30, 2023 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services— Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2023:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Short Term Investments	$743,285,139	$70,164,249	$409	$1,187,640	$47,188,971	$12,206,116
Affiliated Mutual Funds	—	437,786,179	—	3,895,974	—	—
Warrants	—	12,821	—	—	—	—
Exchange Traded Funds	—	—	—	2,656,181	—	—
Real Estate Investment Trusts	—	—	—	370,920	—	—
Total Level 1	743,285,139	507,963,249	409	8,110,715	47,188,971	12,206,116
Level 2
US Government and Agency Mortgage Backed Obligations	16,358,909,639	1,368,227,413	—	1,664,735	182,006,206	—
Non-Agency Residential Collateralized Mortgage Obligations	8,593,111,428	802,348,123	—	4,119,736	785,718,277	—
US Government and Agency Obligations	2,731,998,533	1,487,527,395	—	—	1,123,285,902	—
Non-Agency Commercial Mortgage Backed Obligations	2,422,470,422	376,189,783	—	—	853,581,186	—
Asset Backed Obligations	1,407,932,715	254,447,255	—	—	349,440,256	—
Collateralized Loan Obligations	1,076,680,500	252,543,724	—	—	991,277,486	—
US Corporate Bonds	—	1,096,145,263	—	—	400,904,115	8,393,243
Foreign Corporate Bonds	—	414,228,831	358,332,901	—	479,968,999	680,859
Bank Loans	—	239,377,235	—	—	244,160,277	175,103,359
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	93,359,483	161,710,642	—	147,740,468	—
Short Term Investments	—	79,264,141	—	4,332,909	403,656,258	—
Municipal Bonds	—	5,592,029	—	—	—	—
Escrow Notes	—	3,187	—	—	—	—
Total Level 2	32,591,103,237	6,469,253,862	520,043,543	10,117,380	5,961,739,430	184,177,461
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	199,376,020	742,273	—	—	—	—
Asset Backed Obligations	49,505,611	6,222,149	—	—	24,755,000	—
Collateralized Loan Obligations	485,088	691,241	—	76,100	—	—
Bank Loans	—	488,086	—	—	—	390,851
Common Stocks	—	343,480	—	—	—	1,584
Rights	—	18,624	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Total Level 3	249,366,719	8,505,853	—	76,100	24,755,000	392,435
Total	$33,583,755,095	$6,985,722,964	$520,043,952	$18,304,195	$6,033,683,401	$196,776,012
Other Financial Instruments
Level 1
Futures Contracts	$5,898,959	$532,514	$—	$(40,078)	$—	$—
Total Level 1	5,898,959	532,514	—	(40,078)	—	—
Level 2
Excess Return Swaps	—	—	—	862,413	—	—
Unfunded Loan Commitments	—	(49,110)	—	—	—	(30,085)
Total Level 2	—	(49,110)	—	862,413	—	(30,085)
Level 3	—	—	—	—	—	—
Total	$5,898,959	$483,404	$—	$822,335	$—	$(30,085)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Short Term Investments	$132,400,389	$13,914,606	$1,205,846	$2,138,559	$5,147,280	$2,671,836
Warrants	—	1,445	—	—	—	—
Total Level 1	132,400,389	13,916,051	1,205,846	2,138,559	5,147,280	2,671,836
Level 2
Collateralized Loan Obligations	741,476,270	168,073,281	—	—	—	—
US Government and Agency Obligations	714,710,521	19,273,242	—	8,545,031	—	49,111,670
Non-Agency Commercial Mortgage Backed Obligations	497,628,997	88,173,507	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	475,193,894	151,327,903	—	—	—	—
Asset Backed Obligations	288,972,044	39,690,566	—	—	—	—
US Corporate Bonds	265,721,495	33,813,045	—	—	—	—
Bank Loans	238,058,965	63,700,277	—	—	—	—
Foreign Corporate Bonds	222,952,472	53,703,788	133,682,872	—	—	—
Short Term Investments	212,480,039	120,151,875	—	—	154,994,653	2,349,983
US Government and Agency Mortgage Backed Obligations	107,340,940	79,379,105	—	39,792,261	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	35,503,436	20,298,590	39,435,739	—	—	86,292,910
Escrow Notes	—	752	—	—	—	—
Total Level 2	3,800,039,073	837,585,931	173,118,611	48,337,292	154,994,653	137,754,563
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,237,668	1,787,322	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	2,724,740	6,927,039	—	—	—	—
Bank Loans	$—	$106,723	$—	$—	$—	$—
Foreign Corporate Bonds	—	—	—	—	—	—
Asset Backed Obligations	—	4,281,593	—	—	—	—
Collateralized Loan Obligations	—	2,979,192	—	—	—	—
Common Stocks	—	82,378	—	—	—	—
Rights	—	4,464	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Total Level 3	7,962,408	16,168,711	—	—	—	—
Total	$3,940,401,870	$867,670,693	$174,324,457	$50,475,851	$160,141,933	$140,426,399
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$608,744	$—	$—
Total Level 1	—	—	—	608,744	—	—
Level 2
Excess Return Swaps	287,764,035	—	—	—	4,299,150	—
Unfunded Loan Commitments	—	(12,251)	—	—	—	—
Total Level 2	287,764,035	—	—	—	4,299,150	—
Level 3	—	—	—	—	—	—
Total	$287,764,035	$(12,251)	$—	$608,744	$4,299,150	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Short Term Investments	$425,186	$2,601,552	$211,317	$88,053	$504,091	$750,198
Affiliated Mutual Funds	—	3,024,971	—	—	—	9,730,063
Total Level 1	425,186	5,626,523	211,317	88,053	504,091	10,480,261
Level 2
US Corporate Bonds	152,481,698	3,634,922	2,724,698	—	—	—
Asset Backed Obligations	136,326,006	1,750,290	—	—	1,038,464	—
Foreign Corporate Bonds	40,997,472	2,663,843	541,282	2,193,850	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	6,662,708	313,995	—	8,243,312	—	—
Collateralized Loan Obligations	—	8,740,203	2,272,386	—	12,394,083	—
US Government and Agency Obligations	—	8,515,329	2,359,986	—	2,269,912	1,457,085
Non-Agency Residential Collateralized Mortgage Obligations	—	6,460,909	—	—	15,319,956	—
Non-Agency Commercial Mortgage Backed Obligations	—	6,447,223	2,077,996	—	9,275,627	—
Short Term Investments	$—	$5,911,205	$877,989	$—	$—	$986,504
US Government and Agency Mortgage Backed Obligations	—	1,100,872	—	—	3,354,102	—
Total Level 2	336,467,884	45,538,791	10,854,337	10,437,162	43,652,144	2,443,589
Level 3
Foreign Corporate Bonds	2,041,447	—	—	—	—	—
Asset Backed Obligations	952,148	—	—	—	2,134,102	—
Total Level 3	2,993,595	—	—	—	2,134,102	—
Total	$339,886,665	$51,165,314	$11,065,654	$10,525,215	$46,290,337	$12,923,850
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Excess Return Swaps	—	1,836,034	(1,712,206)	—	—	170,726
Forward Currency Exchange Contracts	—	870,322	—	—	—	—
Total Level 2	—	2,706,356	(1,712,206)	—	—	170,726
Level 3	—	—	—	—	—	—
Total	$—	$2,706,356	$(1,712,206)	$—	$—	$170,726

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases (a)	Sales (b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023(c)
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$7,119,685	$8,898	$(115,868)	$19,369	$—	$(105,045)	$—	$—	$6,927,039	$(115,362)
Asset Backed Obligations	8,405,530	(445,212)	(3,274,951)	—	175,850	(579,624)	—	—	4,281,593	(3,689,793)
Collateralized Loan Obligations	1,520,905	—	(74,625)	201	5,298	—	1,527,413	—	2,979,192	(70,611)
Non-Agency Commercial Mortgage Backed Obligations	983,389	1,686	34,100	1,807	—	(72,843)	839,183	—	1,787,322	18,208
Bank Loans	107,055	101	(1,259)	1,158	—	(332)	—	—	106,723	(1,155)
Common Stocks	290,300	(32,896)	9,485	—	—	(184,511)	—	—	82,378	(36,327)
Rights	6,138	—	(1,674)	—	—	—	—	—	4,464	(1,674)
Escrow Notes	—	—	—	—	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—	—	—

Total	$18,433,002	$(467,423)	$(3,424,792)	$22,535	$181,148	$(942,355)	$2,366,596	$—	$16,168,711	$(3,826,103)

DoubleLine Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases (a)	Sales (b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023(c)
Investments in Securities
Asset Backed Obligations	$4,079,163	$(1,926,537)	$1,098,981	$(164)	$81,573	$(1,198,914)	$—	$—	$2,134,102	$(741,465)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of June 30, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$6,927,039	Market Comparables	Market Quotes	$90.64 ($90.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,281,593	Market Comparables	Market Quotes	$12.37 - $87.49 ($60.05)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$2,979,192	Market Comparables	Market Quotes	$23.43 - $76.37 ($71.78)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,787,322	Market Comparables	Market Quotes	$33.72 -$77.41 ($56.90)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$106,723	Market Comparables	Market Quotes	$0.00 - $100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$82,378	Market Comparables	Market Quotes	$0.60 - $23.00 ($22.82)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$4,464	Market Comparables	Market Quotes	$4.75 - $7.25 ($6.26)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Escrow Notes	$—	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
Warrants	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of June 30, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$2,134,102	Market Comparables	Market Quotes	$12.37 - $4,604.87 ($1,793.51)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.